Acquisitions (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of Merger Consideration

The following table summarizes the components of the aggregate Merger Consideration. The amounts are calculated by reference to Smurfit Kappa’s share price of £36.56 on the Closing Date, translated to U.S. dollars using the closing exchange rate as of that date.

Cash paid for outstanding WestRock Stock (a)	$1,291
Smurfit Westrock Shares issued to WestRock Shareholders (b)	12,098
Converted WestRock Options and WestRock RSU Awards attributable to pre-Combination service (c)	101
Settlement of pre-existing relationships, trade and other payable and receivable balances with WestRock (d)	(29)
Aggregate Merger Consideration	$13,461
(a)	The cash component of the aggregate Merger Consideration is based on 258,228,403 shares of WestRock Stock multiplied by the Cash Consideration of $5.00 per WestRock share.
(b)	Value of Smurfit Westrock Shares issued is based on 258,228,403 shares of outstanding WestRock Stock resulting in the issue of 258,228,403 Smurfit Westrock Shares at the closing share price of £36.56 on July 5, 2024, translated to U.S. dollars using the closing exchange rate of £1 to $1.2815 as of that date.
(c)	Consideration for WestRock Options and WestRock restricted stock unit (“RSU”) Awards replaced with Smurfit Westrock equity awards with similar terms, and the amount represents the consideration for their replacement. A portion of the fair value of Smurfit Westrock equity awards issued represents consideration transferred, while the remaining portion represents the post-Combination compensation expense based on the vesting terms of the converted awards. Also included, is the Merger Consideration in respect of WestRock Director RSU Awards, settled options held by former WestRock employees and vested and unreleased RSU awards all of which converted into WestRock Stock immediately prior to the Closing Date.
(d)	Component of Merger Consideration in respect of the settlement for no gain or loss of trade and other receivable and payable balances with WestRock as of the date of the Merger. The Merger Consideration has been increased by the amount of the settled Smurfit Kappa receivable of $3 million in respect of sales to WestRock and has been reduced to account for the effective settlement of accounts payable of $32 million in respect of trade and other purchases from WestRock. The WestRock receivable and payable in respect of these inter-company transactions were not recognized as an acquired asset or assumed liability.

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed

The following table summarizes the preliminary purchase price allocation to the fair value of the assets acquired and liabilities assumed as of the acquisition date:

	Preliminary	Measurement Period	Adjusted Preliminary
	Allocation	Adjustments	Allocation
Identifiable net assets:
Cash and cash equivalents	$603	$—	$603
Accounts receivable	2,374	—	2,374
Inventories	2,504	29	2,533
Other current assets	825	(13)	812
Property, plant and equipment	17,567	45	17,612
Intangibles	922	41	963
Prepaid pension asset	558	—	558
Other non-current assets	1,765	68	1,833
Accounts payable	(2,018)	—	(2,018)
Accrued compensation and benefits	(447)	—	(447)
Current portion of debt	(1,285)	—	(1,285)
Other current liabilities	(1,123)	(16)	(1,139)
Non-current debt due after one year	(7,438)	(2)	(7,440)
Deferred tax liabilities	(3,523)	27	(3,496)
Pension liabilities and other postretirement benefits, net of current portion	(299)	—	(299)
Other non-current liabilities	(1,872)	(2)	(1,874)
Noncontrolling interests	(11)	—	(11)
Identifiable net assets acquired as of July 5, 2024	9,102	177	9,279
Goodwill arising on Merger	4,359	(177)	4,182
Aggregate Merger Consideration	$13,461	$—	$13,461

Schedule of Finite-Lived Intangible Assets Acquired as Part of Business Combination

Preliminary identifiable intangible assets are presented in the following table:

		Weighted
	Preliminary	Average Useful
	Fair Value	Lives (in years)
Preliminary fair value of intangible assets acquired:
Customer relationships	$459	14
Trade names and trademarks	228	10
Developed technology	179	12
Software assets	93	5
Land use rights	4	22
Intangible assets acquired	$963	12

Schedule of Pro Forma Information

The following unaudited pro forma combined financial information presents the combined results of operations for the year ended December 31, 2024 and 2023, as if the Merger had occurred on January 1, 2023.

	Years ended December 31,
	2024	2023
Net sales	$30,919	$32,511
Net income (loss) attributable to common shareholders	$650	$(1,410)